UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Odey Asset Management Group Limited

Address:   12 Upper Grosvenor St.
           London, UK W1K2ND


Form 13F File Number: 028-14186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Fergus Lee
Title:  Chief Compliance Officer
Phone:  44 020 7208 1400

Signature,  Place,  and  Date  of  Signing:

/s/ Fergus Lee                     London, UK                         11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              51

Form 13F Information Table Value Total:  $      759,999
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14187             Odey Asset Management LLP
----  --------------------  ----------------------------------------------------
2     028-14189             Odey Holdings AG
----  --------------------  ----------------------------------------------------
3     028-14190             Crispin Odey
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AGCO CORP                    COM             001084102   24,281   702,360 SH       DEFINED    1,2,3      702,360      0    0
AGNICO-EAGLE MINES LTD       COM             008474108    1,426    23,665 SH       DEFINED    1,2,3       23,665      0    0
AIR PRODS & CHEMS INC        COM             009158106      229     3,000 SH       DEFINED    2,3          3,000      0    0
APPLE INC                    COM             037833100      763     2,000 SH       DEFINED    2,3          2,000      0    0
APPLE INC                    COM             037833100      927     2,430 SH       DEFINED    1,2,3        2,430      0    0
ARCH CAP GROUP LTD           ORD             G0450A105      235     7,200 SH       DEFINED    1,2,3        7,200      0    0
BANK OF AMERICA CORPORATION  COM             060505104    5,018   820,000 SH       DEFINED    1,2,3      820,000      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW        084670702   14,418   202,956 SH       DEFINED    1,2,3      202,956      0    0
CADIZ INC                    COM             127537207    3,164   400,000 SH       DEFINED    1,2,3      400,000      0    0
CATERPILLAR INC DEL          COM             149123101      591     8,000 SH       DEFINED    2,3          8,000      0    0
CITIGROUP INC                COM NEW         172967424   95,144 3,714,400 SH       DEFINED    1,2,3    3,714,400      0    0
CNA FINL CORP                COM             126117100   13,743   611,623 SH       DEFINED    1,2,3      611,623      0    0
COMPANIA DE MINAS BUENAVENTU SPONSORED ADR   204448104   26,684   707,055 SH       DEFINED    1,2,3      707,055      0    0
DELL INC                     COM             24702R101    1,609   113,800 SH       DEFINED    1,2,3      113,800      0    0
DEUTSCHE BANK AG             NAMEN AKT       D18190898   19,502   551,100 SH       DEFINED    1,2,3      551,100      0    0
DISCOVER FINL SVCS           COM             254709108      266    11,600 SH       DEFINED    1,2,3       11,600      0    0
DISNEY WALT CO               COM DISNEY      254687106   20,591   682,713 SH       DEFINED    1,2,3      682,713      0    0
EBAY INC                     COM             278642103   24,574   833,304 SH       DEFINED    1,2,3      833,304      0    0
F M C CORP                   COM NEW         302491303      692    10,000 SH       DEFINED    1,2,3       10,000      0    0
FIFTH THIRD BANCORP          COM             316773100      369    36,500 SH       DEFINED    1,2,3       36,500      0    0
FIRST INTST BANCSYSTEM INC   COM CL A        32055Y201    3,213   300,000 SH       DEFINED    1,2,3      300,000      0    0
FOOT LOCKER INC              COM             344849104      603    30,000 SH       DEFINED    2,3         30,000      0    0
FX ENERGY INC                COM             302695101    3,484   843,555 SH       DEFINED    1,2,3      843,555      0    0
GOOGLE INC                   CL A            38259P508      386       750 SH       DEFINED    2,3            750      0    0
INTEL CORP                   COM             458140100   26,332 1,234,211 SH       DEFINED    1,2,3    1,234,211      0    0
INTERNATIONAL BUSINESS MACHS COM             459200101   16,766    95,876 SH       DEFINED    1,2,3       95,876      0    0
JOHNSON & JOHNSON            COM             478160104      637    10,000 SH       DEFINED    2,3         10,000      0    0
JPMORGAN CHASE & CO          COM             46625H100   62,177 2,064,300 SH       DEFINED    1,2,3    2,064,300      0    0
KINROSS GOLD CORP            COM NO PAR      496902404      749    50,654 SH       DEFINED    2,3         50,654      0    0
MASCO CORP                   COM             574599106    2,563   360,000 SH       DEFINED    1,2,3      360,000      0    0
MASTERCARD INC               CL A            57636Q104      381     1,200 SH       DEFINED    1,2,3        1,200      0    0
MEDTRONIC INC                COM             585055106      233     7,000 SH       DEFINED    2,3          7,000      0    0
MICROSOFT CORP               COM             594918104   56,677 2,277,097 SH       DEFINED    1,2,3    2,277,097      0    0
MONSANTO CO NEW              COM             61166W101   58,935   981,600 SH       DEFINED    1,2,3      981,600      0    0
NEWMONT MINING CORP          COM             651639106    1,888    30,000 SH       DEFINED    2,3         30,000      0    0
NVR INC                      COM             62944T105    6,341    10,499 SH       DEFINED    1,2,3       10,499      0    0
OFFICEMAX INC DEL            COM             67622P101    3,802   784,000 SH       DEFINED    1,2,3      784,000      0    0
PARTNERRE LTD                COM             G6852T105    4,543    86,911 SH       DEFINED    1,2,3       86,911      0    0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR   71654V408   10,054   447,849 SH       DEFINED    1,2,3      447,849      0    0
ROYAL GOLD INC               COM             780287108    7,056   110,150 SH       DEFINED    1,2,3      110,150      0    0
SPDR SERIES TRUST            S&P HOMEBUILD   78464A888      375    28,200 SH       DEFINED    1,2,3       28,200      0    0
SPDR SERIES TRUST            SPDR KBW BK ETF 78464A797      374    21,300 SH       DEFINED    1,2,3       21,300      0    0
SWIFT TRANSN CO              CL A            87074U101      328    50,900 SH       DEFINED    1,2,3       50,900      0    0
SYMANTEC CORP                COM             871503108    4,890   300,000 SH       DEFINED    1,2,3      300,000      0    0
UBS AG                       SHS NEW         H89231338    5,842   502,243 SH       DEFINED    1,2,3      502,243      0    0
UNITED RENTALS INC           COM             911363109   10,763   639,110 SH       DEFINED    1,2,3      639,110      0    0
WAL MART STORES INC          COM             931142103      882    17,000 SH       DEFINED    2,3         17,000      0    0
WELLS FARGO & CO NEW         COM             949746101  206,860 8,576,300 SH       DEFINED    1,2,3    8,576,300      0    0
XILINX INC                   COM             983919101    6,598   240,440 SH       DEFINED    1,2,3      240,440      0    0
YAHOO! INC                   COM             984332106    1,251    95,000 SH       DEFINED    2,3         95,000      0    0
YAHOO! INC                   COM             984332106      790    60,000 SH       DEFINED    1,2,3       60,000      0    0


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